Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net	PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net are detailed below:

December 31, 2024	Gross Amount	Accumulated Depreciation	Net Amount
Land	118	-	118
Buildings	1,386	(617)	769
Facilities & leasehold improvements	4,484	(3,137)	1,347
Machinery and equipment	22,017	(15,676)	6,341
Computer and R&D equipment	406	(335)	71
Operating lease right-of-use assets	392	(141)	251
Finance lease right-of-use assets	72	(11)	61
Other tangible assets	114	(94)	20
Construction in progress	1,899	-	1,899
Total	30,888	(20,011)	10,877

December 31, 2023	Gross Amount	Accumulated Depreciation	Net Amount
Land	118	—	118
Buildings	1,306	(606)	700
Facilities & leasehold improvements	4,346	(3,117)	1,229
Machinery and equipment	21,486	(15,139)	6,347
Computer and R&D equipment	421	(330)	91
Operating lease right-of-use assets	431	(153)	278
Finance lease right-of-use assets	68	(7)	61
Other tangible assets	115	(97)	18
Construction in progress	1,712	—	1,712
Total	30,003	(19,449)	10,554

The line “Construction in progress” in the table above includes property, plant and equipment under construction, and equipment under qualification that are not ready for their intended use.
Depreciation charges totaled $1,658 million, $1,464 million and $1,113 million in 2024, 2023 and 2022, respectively. Tax incentives and public funding reduced depreciation charges by $96 million,
$69 million and $56 million in 2024, 2023 and 2022, respectively. Capital investment public funding is described in Note 7. Tax incentives related to capital expenditures is further described in Note 23.
In 2023, the Company and Sanan Optoelectronics jointly created Sanan ST JV for high-volume 200mm SiC device manufacturing in China. The entity has been identified as a VIE for which the Company is the primary beneficiary. As such, it was fully consolidated as of December 31, 2024 and December 31, 2023, as further described in Note 12. As of December 31, 2024, and December 31, 2023, a total amount of $316 million and $38 million respectively, was included on the line "Property, plant and equipment, net" of the consolidated balance sheet from the joint venture's consolidation.
For the years ended December 31, 2024, 2023 and 2022, the Company sold property, plant and equipment for cash proceeds of $5 million, $8 million and $4 million, respectively. There was no significant impairment loss recognized on tangible assets for the years ended December 31, 2024, 2023 and 2022.